Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives
Computer equipment	3 years
Machinery and equipment	5 years
Furniture and office equipment	7 years